Stock Options (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions Used in Estimating Fair Value of Stock Options

	2014	2015	September 30, 2016 (unaudited)
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	64.4	56.7	41.7
Expected term (years)	5.74	5.42	5.94
Risk-free interest rate	1.9%	1.7%	1.53%

Summary of Outstanding Stock Option Activity

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term
Balance at December 31, 2013	364,450	2.73	4.3
Granted	255,600	2.70	9.2
Exercised	(100)	2.20	—
Expired/Forfeited	115,400	3.22	—

Balance at December 31, 2014	504,550	2.60	5.8
Granted	512,402	2.00	9.2
Exercised	(24,260)	3.19	—
Expired/Forfeited	(236,000)	2.77	—

Balance at December 31, 2015	756,692	2.10	7.6
Granted (unaudited)	339,315	1.90	—
Exercised (unaudited)	(46,500)	2.37	—
Expired/Forfeited (unaudited)	(12,240)	2.20	—

Balance at September 30, 2016 (unaudited)	1,037,267	2.01	7.99

Vested and exercisable at December 31, 2015	546,232	2.10	7.1
Vested and expected to vest at December 31, 2015	743,957	2.10	7.5
Vested and exercisable at September 30, 2016 (unaudited)	623,112	2.05	7.19
Vested and expected to vest at September 30, 2016 (unaudited)	1,006,525	2.02	7.95